Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies

2. Significant Accounting Policies

Principles of combination and consolidation – The consolidated financial statements include the accounts of the Company and the wholly-owned and less than wholly-owned subsidiaries controlled by the Company. All material intercompany accounts and transactions have been eliminated. Acquired businesses are included in the consolidated financial statements from the dates of acquisition.

The equity method of accounting is followed for investments in which the Company does not have control, but does have the ability to exercise significant influence over operating and financial policies. Generally this occurs when ownership is between 20 to 50 percent. The cost method is followed in those situations where the Company’s ownership is less than 20 percent and the Company does not have the ability to exercise significant influence.

The Company’s investment in Nishikawa Standard Company (“NISCO”), a 40 percent owned joint venture in the United States, is accounted for under the equity method. This investment totaled $14,601 and $17,424 at December 31, 2011 and 2012, respectively, and is included in other assets in the accompanying consolidated balance sheets. In March 2011, the Company sold a 10% ownership interest in NISCO for $16,000. As a result of this transaction, the Company’s ownership percentage in NISCO has decreased from 50% to 40%, and a gain of $11,423 was recognized in other income in the consolidated financial statements for the year ended December 31, 2011. In 2011, the Company received from NISCO a dividend of $4,750 all of which was related to earnings. In 2012, the Company received from NISCO a dividend of $800, all of which was related to earnings.

The Company’s investment in Guyoung, a 20 percent owned joint venture in Korea, is accounted for under the equity method. This investment totaled $2,060 and $2,014 at December 31, 2011 and 2012, respectively, and is included in other assets in the accompanying consolidated balance sheets.

The Company’s investment in Huayu-Cooper Standard Sealing Systems Co. Ltd. (“Huayu”), a 47.5 percent owned joint venture in China, is accounted for under the equity method. This investment totaled $24,602 and $26,815 at December 31, 2011 and 2012, respectively, and is included in other assets in the accompanying consolidated balance sheets. In 2011, the Company received from Huayu a dividend of $1,790 all of which was related to earnings. In 2012, the Company received from Huayu a dividend of $2,519 all of which was related to earnings.

During 2011, the company acquired a 20% ownership interest in NISCO Thailand, a joint venture in Thailand. This investment, accounted for under the equity method, totaled $11,296 and $13,056 at December 31, 2011 and 2012, respectively, and is included in other assets in the accompanying consolidated balance sheets. In 2012, the Company received from NISCO Thailand a dividend of $82, all of which was related to earnings.

During 2011, the company acquired a 50% ownership interest in Sujan Barre Thomas AVS Private Limited, a joint venture in India. This investment, accounted for under the equity method, totaled $1,751 and $2,944 at December 31, 2011 and 2012, respectively, and is included in other assets in the accompanying consolidated balance sheets

Foreign currency – The financial statements of foreign subsidiaries are translated to U.S. dollars at the end-of-period exchange rates for assets and liabilities and at a weighted average exchange rate for each period for revenues and expenses. Translation adjustments for those subsidiaries whose local currency is their functional currency are recorded as a component of accumulated other comprehensive income (loss) in stockholders’ equity. Transaction related gains and losses arising from fluctuations in currency exchange rates on transactions denominated in currencies other than the functional currency are recognized in earnings as incurred, except for those intercompany balances which are designated as long-term.

Cash and cash equivalents – The Company considers highly liquid investments with an original maturity of three months or less to be cash equivalents.

Accounts receivable – The Company records trade accounts receivable when revenue is recorded in accordance with its revenue recognition policy and relieves accounts receivable when payments are received from customers. Generally the Company does not require collateral for its accounts receivable.

Allowance for doubtful accounts – The allowance for doubtful accounts is established through charges to the provision for bad debts. The Company evaluates the adequacy of the allowance for doubtful accounts on a periodic basis. The evaluation includes historical trends in collections and write-offs, management’s judgment of the probability of collecting accounts and management’s evaluation of business risk. This evaluation is inherently subjective, as it requires estimates that are susceptible to revision as more information becomes available. The allowance for doubtful accounts was $3,028 and $3,727 at December 31, 2011 and 2012, respectively.

Advertising expense – Expenses incurred for advertising are generally expensed when incurred. Advertising expense was $258 for the five months ended May 31, 2010, $426 for the seven months ended December 31, 2010, $1,463 for the year ended December 31, 2011, and $1,839 for the year ended December 31, 2012.

Inventories – Inventories are valued at lower of cost or market. Cost is determined using the first-in, first-out method. Finished goods and work-in-process inventories include material, labor and manufacturing overhead costs. The Company records inventory reserves for inventory in excess of production and/or forecasted requirements and for obsolete inventory in production. As of December 31, 2011 and 2012, inventories are reflected net of reserves of $17,287 and $20,987, respectively.

	December 31, 2011	December 31, 2012
Finished goods	$34,446	$37,415
Work in process	34,466	32,383
Raw materials and supplies	70,814	73,455

Inventories, net	$139,726	$143,253

In connection with the adoption of fresh-start accounting, an $8,136 fair value write-up of inventory was recorded at May 31, 2010 in the Predecessor. Such inventory was liquidated as of December 31, 2010 by the Successor and recorded as an increase to cost of product sold. In connection with the acquisition of FMEA a $1,236 fair value write up of inventory was recorded in the second quarter of 2011. Such inventory was liquidated as of December 31, 2011 and recorded as an increase to cost of product sold.

Derivative financial instruments – Derivative financial instruments are utilized by the Company to reduce foreign currency exchange and interest rate risks. The Company has established policies and procedures for risk assessment and the approval, reporting, and monitoring of derivative financial instrument activities. On the date the derivative is established, the Company designates the derivative as either a fair value hedge, a cash flow hedge, or a net investment hedge in accordance with its established policy. The Company does not enter into financial instruments for trading or speculative purposes.

Income taxes – Income tax expense in the consolidated statements of net income is calculated in accordance with ASC Topic 740, Accounting for Income Taxes, which requires the recognition of deferred income taxes using the liability method.

Deferred tax assets or liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using enacted tax laws and rates. A valuation allowance is provided on deferred tax assets if the Company determines that it is more likely than not that the asset will not be realized.

Long-lived assets – Property, plant, and equipment are recorded at cost and depreciated using primarily the straight-line method over their estimated useful lives. Leasehold improvements are amortized over the expected life of the asset or term of the lease, whichever is shorter. Intangibles with finite lives, which include technology and customer relationships, are amortized over their estimated useful lives. The Company evaluates the recoverability of long-lived assets when events and circumstances indicate that the assets may be impaired and the undiscounted net cash flows estimated to be generated by those assets are less than their carrying value. If the net carrying value exceeds the fair value, an impairment loss exists and is calculated based on a discounted cash flow analysis or estimated salvage value. Discounted cash flows are estimated using internal budgets and assumptions regarding discount rates and other factors.

Pre-Production Costs Related to Long Term Supply Arrangements – Costs for molds, dies, and other tools owned by the Company to produce products under long-term supply arrangements are recorded at cost in property, plant, and equipment and amortized over the lesser of three years or the term of the related supply agreement. The amounts capitalized were $3,116 and $2,593 at December 31, 2011 and 2012, respectively. The Company expenses all pre-production tooling costs related to customer-owned tools for which reimbursement is not contractually guaranteed by the customer. Reimbursable tooling costs included in other assets in the accompanying consolidated balance sheets were $3,685 and $3,877 at December 31, 2011 and 2012, respectively. Reimbursable tooling costs are recorded in accounts receivable in the accompanying consolidated balance sheets if considered a receivable in the next twelve months. Included in accounts receivable for customer-owned tooling for the years ended December 31, 2011 and 2012 were $90,345 and $116,947, respectively, of which $55,601 and $78,403, respectively, was not yet invoiced to the customer.

Goodwill – Goodwill is not amortized but is tested for impairment, either annually or when events or circumstances indicate that impairment may exist, by reporting unit which is determined in accordance with ASC 350 “Intangibles-Goodwill and Other.” The Company utilizes an income approach to estimate the fair value of each of its reporting units. The income approach is based on projected debt-free cash flow which is discounted to the present value using discount factors that consider the timing and risk of cash flows. The Company believes that this approach is appropriate because it provides a fair value estimate based upon the reporting unit’s expected long-term operating cash flow performance. Fair value is estimated using recent automotive industry and specific platform production volume projections, which are based on both third-party and internally-developed forecasts, as well as commercial, wage and benefit, inflation and discount rate assumptions. Other significant assumptions include the weighted average cost of capital, terminal value growth rate, terminal value margin rates, future capital expenditures and changes in future working capital requirements. While there are inherent uncertainties related to the assumptions used and to management’s application of these assumptions to this analysis, the Company believes that the income approach provides a reasonable estimate of the fair value of its reporting units. The Company conducts its annual goodwill impairment analysis as of October 1st of each year.

The Company may first assess qualitative factors to determine if it is necessary to perform the two-step goodwill impairment test. The Company also has the option to bypass the qualitative assessment and proceed directly to the first step of the goodwill test. For 2012, the Company decided to bypass the qualitative assessment and proceed directly to the first step of the goodwill impairment test. The first step of the goodwill impairment test compares the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value exceeds the carrying value, then the Company concludes that no goodwill impairment has occurred. If the carrying value of the reporting unit exceeds its fair value, a second step is required to measure possible goodwill impairment loss. The second step includes hypothetically valuing the tangible and intangible assets and liabilities of the reporting unit as if the reporting unit had been acquired in a business combination. Then, the implied fair value of the reporting unit’s goodwill is compared to the carrying value of that goodwill. If the carrying value of the reporting unit’s goodwill exceeds the implied fair value of the goodwill, we recognize an impairment loss in an amount equal to the excess, not to exceed the carrying value. For 2012 the Company determined that their South America reporting unit was impaired and a goodwill impairment charge of $2.8 million was recognized.

Revenue Recognition and Sales Commitments – The Company generally enters into agreements with their customers to produce products at the beginning of a vehicle’s life. Although such agreements do not generally provide for minimum quantities, once they enter into such agreements, fulfillment of their customers’ purchasing requirements can be their obligation for an extended period or the entire production life of the vehicle. These agreements generally may be terminated by their customer at any time. Historically, terminations of these agreements have been minimal. In certain limited instances, they may be committed under existing agreements to supply products to their customers at selling prices which are not sufficient to cover the direct cost to produce such products. In such situations, they recognize losses as they are incurred.

The Company receives blanket purchase orders from many of their customers on an annual basis. Generally, such purchase orders and related documents set forth the annual terms, including pricing, related to a particular vehicle model. Such purchase orders generally do not specify quantities. They recognize revenue based on the pricing terms included in their annual purchase orders as their products are shipped to their customers. As part of certain agreements, they are asked to provide their customers with annual cost reductions. They accrue for such amounts as a reduction of revenue as their products are shipped to their customers. In addition, they generally have ongoing adjustments to their pricing arrangements with their customers based on the related content and cost of their products. Such pricing accruals are adjusted as they are settled with their customers.

Amounts billed to customers related to shipping and handling are included in sales in their consolidated statements of net income. Shipping and handling costs are included in cost of sales in their consolidated statements of net income.

Research and development – Costs are charged to selling, administration and engineering expense as incurred and totaled $29,130 for the five months ended May 31, 2010, $39,662 for the seven months ended December 31, 2010, $83,906 for the year ended December 31, 2011, and $94,171 for the year ended December 31, 2012.

Stock-based compensation – The Company measures stock-based compensation expense at fair value in accordance with U.S. GAAP and recognizes such expenses over the vesting period of the stock-based employee awards. For further information related to the Company’s stock-based compensation programs, see Note 19. “Stock-Based Compensation.”

Use of estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of (1) revenues and expenses during the reporting period and (2) assets and liabilities, as well as disclosure of contingent assets and liabilities, at the date of the financial statements. Actual results could differ from those estimates.

Reclassifications – Certain amounts in prior periods’ financial statements have been reclassified to conform to the current year presentation.

Subsequent events – In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Recent accounting pronouncements

In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU requires companies to present the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income, but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. The guidance is effective for fiscal years beginning after December 15, 2012. The impact of the adoption of this ASU is not expected to have a material impact on the consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, “Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-lived Intangible Assets for Impairment.” This ASU permits companies to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired before performing the quantitative impairment test. This ASU is effective for fiscal years beginning after September 15, 2012 (early adoption is permitted). The impact of the adoption of this ASU is not expected to have a material impact on the consolidated financial statements.

In December 2011, ASU 2011-05 was modified by the issuance of ASU 2011-12, Comprehensive Income (220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 which defers certain paragraphs of ASU 2011-05 that would require reclassifications of items from other comprehensive income to net income by component of net income and by component of other comprehensive income. The impact of the adoption of these ASU’s is not expected to have a material impact on the consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, “Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” This ASU will allow companies to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount before performing the two-step impairment review process. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011 (early adoption is permitted). The impact of adoption did not have a material impact on the consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income.” This ASU required companies to present items of net income, items of other comprehensive income (“OCI”) and total comprehensive income in one continuous statement or two separate but consecutive statements. The Company adopted this new accounting guidance in the first quarter of 2012.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends the requirements for measuring fair value and disclosing information about fair value. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011 (early adoption is prohibited). The impact of adoption did not have a material impact on the consolidated financial statements.